Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value			102.00%
Corporate income tax			35.00%	35.00%	35.00%
Increase in AOCI due to New Tax Legislation			$ 25,400
Decrease in RE due to New Tax Legislation			(25,380)
Increase in AOCI due to unrealized net capital gains and losses due to new Tax Legislation			25,000
Increase in AOCI due to unrealized foreign currency translation adjustment due to New Tax Legislation			$ 400
Scenario, Plan [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Corporate income tax		21.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs			15 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs			30 years
Accumulated other comprehensive income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in RE due to New Tax Legislation			$ 25,380
Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in RE due to New Tax Legislation			$ (25,380)
Interest-sensitive life insurance | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs			10 years
Interest-sensitive life insurance | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs			20 years
New Accounting Pronouncement For Equity Securities | Accumulated other comprehensive income | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ (42,000)
New Accounting Pronouncement For Equity Securities | Retained income | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	42,000
New Accounting Pronouncement For Limited Partnership Interests | Limited partnership interests | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	8,000
New Accounting Pronouncement For Limited Partnership Interests | Retained income | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ (8,000)